Income Taxes (Details 6) (USD $)	11 Months Ended	1 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2014	May 31, 2012	May 13, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of the computed expected total provision for income taxes to the amount recorded
Provision (benefit) for income taxes	$ 127,516,000
Predecessor
Reconciliation of the computed expected total provision for income taxes to the amount recorded
Computed expected provision			77,433,000	(278,769,000)	129,882,000
State income tax, net of Federal			743,000	(4,780,000)	(4,514,000)
IRS audit adjustments and interest			1,044,000	(485,000)	(2,802,000)
Tax basis adjustment				914,000	(162,639,000)
Other			(1,892,000)	3,719,000	842,000
Provision (benefit) for income taxes			77,328,000	(279,401,000)	(39,231,000)
Favorable decision, income tax benefit and corresponding adjustment to tax basis of certain flight equipment		601,000,000
Reserve for uncertain tax positions		438,500,000	27,376,000	88,326,000	480,927,000
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Unrecognized tax benefits at beginning of period			809,009,000	725,746,000	256,586,000
Additions based on tax positions related to current period		438,500,000	27,376,000	88,326,000	480,927,000
Additions for tax positions of prior years			6,138,000	355,000	5,652,000
Reductions for tax positions of prior years			(1,737,000)	(5,418,000)	(17,419,000)
Unrecognized tax benefits at end of period			840,786,000	809,009,000	725,746,000
Unrecognized tax benefits, additional disclosure
Interest, net of the federal benefit			800,000	8,500,000	2,700,000
Accrued interest, net of the federal benefit				20,200,000
Unrecognized tax benefit that, if recognized, would favorably affect the tax rate				$ 809,000,000	$ 725,700,000
Predecessor | U.S. federal (IRS)
Income taxes
Statutory tax rate (as a percent)			35.00%	35.00%	35.00%